Subsequent Events Subsequent Events (Details) (Chevron Northwest Products System, USD $) In Thousands, unless otherwise specified	0 Months Ended
Dec. 11, 2012 bbl pipelines refineries
Subsequent Event
Purchase price	$ 400,000
Aggregate deposit	$ 40,000
Number of refineries that transport on system (refineries)	5
Number of pipelines that transport product on system (pipelines)	1
Capacity (bpd)	84,000
Capacity (barrels)	1,300,000
Common carrier pipeline
Subsequent Event
Length of pipeline (miles)	760
Jet fuel pipeline
Subsequent Event
Length of pipeline (miles)	5
Terminals
Subsequent Event
Capacity (bpd)	51,000